Securities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Carrying value of securities and term to maturity
Carrying value of securities

	As at October 31, 2022
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$2,255	$14,181	$6,907	$2,706	$6,011	$–	$32,060
U.S. federal, state, municipal and agencies	7,151	10,107	7,043	4,507	8,020	–	36,828
Other OECD government	1,343	233	606	241	2,354	–	4,777
Mortgage-backed securities	–	–	–	–	2	–	2
Asset-backed securities	779	49	67	207	208	–	1,310
Corporate debt and other debt
Bankers’ acceptances	252	3	–	–	–	–	255
Other (3)	3,055	1,837	4,813	3,037	8,172	–	20,914
Equities						52,059	52,059
	14,835	26,410	19,436	10,698	24,767	52,059	148,205
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	780	1,010	1,024	745	522	–	4,081
Fair value	778	1,009	1,012	635	347	–	3,781
Yield (4)	2.3%	2.3%	2.8%	1.6%	3.1%	–	2.4%
Provincial and municipal
Amortized cost	237	215	616	56	1,561	–	2,685
Fair value	237	216	616	56	999	–	2,124
Yield (4)	2.0%	2.7%	2.0%	3.8%	4.1%	–	3.0%
U.S. federal, state, municipal and agencies
Amortized cost	802	2,613	13,586	9,104	19,929	–	46,034
Fair value	802	2,615	13,554	9,061	18,326	–	44,358
Yield (4)	4.9%	0.4%	1.9%	3.4%	3.0%	–	2.6%
Other OECD government
Amortized cost	1,105	642	3,406	1	–	–	5,154
Fair value	1,105	642	3,396	1	–	–	5,144
Yield (4)	2.4%	1.2%	1.7%	4.4%	–	–	1.8%
Mortgage-backed securities
Amortized cost	–	–	–	41	2,944	–	2,985
Fair value	–	–	–	37	2,851	–	2,888
Yield (4)	–	–	–	4.5%	4.7%	–	4.7%
Asset-backed securities
Amortized cost	–	–	46	6,331	1,911	–	8,288
Fair value	–	–	46	6,172	1,830	–	8,048
Yield (4)	–	–	4.6%	5.3%	5.4%	–	5.3%
Corporate debt and other debt
Amortized cost	5,922	4,793	12,420	2,666	51	–	25,852
Fair value	5,919	4,792	12,307	2,656	46	–	25,720
Yield (4)	3.2%	2.8%	2.6%	3.1%	5.1%	–	2.8%
Equities
Cost						551	551
Fair value (5)						828	828
Amortized cost	8,846	9,273	31,098	18,944	26,918	551	95,630
Fair value	8,841	9,274	30,931	18,618	24,399	828	92,891
Amortized cost (2)
Debt issued or guaranteed by:
Canadian government	929	1,734	16,655	6,101	–	–	25,419
Yield (4)	2.4%	2.8%	2.0%	2.3%	–	–	2.1%
U.S. federal, state, municipal and agencies	161	784	3,885	3,784	25,518	–	34,132
Yield (4)	4.4%	3.0%	1.7%	2.3%	2.4%	–	2.3%
Other OECD government	235	1,574	3,645	64	–	–	5,518
Yield (4)	1.3%	1.3%	1.9%	1.3%	–	–	1.7%
Asset-backed securities	–	–	573	135	3	–	711
Yield (4)	–	–	3.0%	3.5%	1.5%	–	3.1%
Corporate debt and other debt	574	2,434	7,574	741	24	–	11,347
Yield (4)	0.8%	1.7%	2.6%	2.4%	4.9%	–	2.0%
Amortized cost, net of allowance	1,899	6,526	32,332	10,825	25,545	–	77,127
Fair value	1,899	6,455	30,579	9,433	21,707	–	70,073
Total carrying value of securities	$25,575	$42,210	$82,699	$40,141	$74,711	$52,887	$318,223

	As at October 31, 2021
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$1,244	$4,252	$6,187	$3,339	$7,403	$–	$22,425
U.S. federal, state, municipal and agencies	2,381	1,616	6,203	4,092	8,686	–	22,978
Other OECD government	2,049	2,073	1,231	294	2,812	–	8,459
Mortgage-backed securities	–	–	–	–	4	–	4
Asset-backed securities	288	27	275	116	187	–	893
Corporate debt and other debt
Bankers’ acceptances	316	135	–	–	–	–	451
Other (3)	2,317	2,526	5,433	3,716	8,667	–	22,659
Equities						61,371	61,371
	8,595	10,629	19,329	11,557	27,759	61,371	139,240
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	161	1,180	1,382	592	526	–	3,841
Fair value	161	1,178	1,375	544	445	–	3,703
Yield (4)	0.4%	0.7%	1.8%	0.9%	2.4%	–	1.3%
Provincial and municipal
Amortized cost	3	283	1,326	158	1,558	–	3,328
Fair value	3	283	1,322	158	1,366	–	3,132
Yield (4)	4.2%	2.6%	2.4%	1.7%	2.9%	–	2.6%
U.S. federal, state, municipal and agencies
Amortized cost	1,131	5,010	7,960	2,380	18,197	–	34,678
Fair value	1,132	5,013	7,960	2,446	18,276	–	34,827
Yield (4)	–	0.9%	0.4%	2.6%	1.3%	–	1.1%
Other OECD government
Amortized cost	176	1,274	4,498	1	–	–	5,949
Fair value	176	1,274	4,505	1	–	–	5,956
Yield (4)	1.7%	1.0%	1.3%	3.9%	–	–	1.2%
Mortgage-backed securities
Amortized cost	–	–	56	55	2,646	–	2,757
Fair value	–	–	56	55	2,636	–	2,747
Yield (4)	–	–	1.2%	1.3%	1.2%	–	1.2%
Asset-backed securities
Amortized cost	–	–	–	4,719	2,935	–	7,654
Fair value	–	–	–	4,719	2,941	–	7,660
Yield (4)	–	–	–	1.2%	1.3%	–	1.3%
Corporate debt and other debt
Amortized cost	5,965	2,597	9,676	1,451	42	–	19,731
Fair value	5,965	2,599	9,699	1,463	51	–	19,777
Yield (4)	0.9%	1.2%	1.5%	0.8%	3.6%	–	1.2%
Equities
Cost						242	242
Fair value (5)						533	533
Amortized cost	7,436	10,344	24,898	9,356	25,904	242	78,180
Fair value	7,437	10,347	24,917	9,386	25,715	533	78,335
Amortized cost (2)
Debt issued or guaranteed by:
Canadian government	453	2,979	17,589	3,601	194	–	24,816
Yield (4)	1.1%	1.5%	1.5%	2.0%	1.7%	–	1.5%
U.S. federal, state, municipal and agencies	1,093	274	3,718	2,767	19,559	–	27,411
Yield (4)	–	1.0%	1.0%	2.1%	1.3%	–	1.3%
Other OECD government	1,914	1,212	2,790	58	–	–	5,974
Yield (4)	–	1.3%	0.8%	1.1%	–	–	–
Asset-backed securities	–	–	320	336	7	–	663
Yield (4)	–	–	0.5%	1.7%	1.4%	–	1.1%
Corporate debt and other debt	1,133	2,072	4,424	633	23	–	8,285
Yield (4)	1.0%	1.2%	1.6%	2.0%	4.7%	–	1.4%
Amortized cost, net of allowance	4,593	6,537	28,841	7,395	19,783	–	67,149
Fair value	4,597	6,567	28,701	7,311	19,647	–	66,823
Total carrying value of securities	$20,625	$27,513	$73,087	$28,338	$73,257	$61,904	$284,724

(1)	Actual maturities may differ from contractual maturities shown above as borrowers may have the right to extend or prepay obligations with or without penalties.
(2)	Trading securities and FVOCI securities are recorded at fair value. Amortized cost securities, included in Investment securities, are recorded at amortized cost and presented net of allowance for credit losses.
(3)	Primarily composed of corporate debt, supra-national debt, and commercial paper.
(4)	The weighted average yield is derived using the contractual interest rate and the carrying value at the end of the year for the respective securities.
(5)	Certain equity securities that are not held-for-trading purposes are designated as FVOCI.

Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	October 31, 2022				October 31, 2021

(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$4,081	$1	$(301)	$3,781	$3,841	$1	$(139)	$3,703
Provincial and municipal	2,685	6	(567)	2,124	3,328	3	(199)	3,132
U.S. federal, state, municipal and agencies (3)	46,034	343	(2,019)	44,358	34,678	353	(204)	34,827
Other OECD government	5,154	7	(17)	5,144	5,949	8	(1)	5,956
Mortgage-backed securities (3)	2,985	1	(98)	2,888	2,757	2	(12)	2,747
Asset-backed securities
CDO	7,741	3	(220)	7,524	7,074	1	(1)	7,074
Non-CDO securities	547	–	(23)	524	580	6	–	586
Corporate debt and other debt	25,852	51	(183)	25,720	19,731	57	(11)	19,777
Equities	551	284	(7)	828	242	292	(1)	533
	$95,630	$696	$(3,435)	$92,891	$78,180	$723	$(568)	$78,335

(1)	Excludes $77,127 million of held-to-collect securities as at October 31, 2022 that are carried at amortized cost, net of allowance for credit losses (October 31, 2021 – $67,149 million).
(2)	Gross unrealized gains and losses includes $(19) million of allowance for credit losses on debt securities at FVOCI as at October 31, 2022 (October 31, 2021 – $(9) million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,846 million, $1 million, $92 million and $2,755 million, respectively as at October 31, 2022 (October 31, 2021 – $2,603 million, $1 million, $12 million and $2,592 million, respectively).

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
(1)

	For the year ended
	October 31, 2022				October 31, 2021
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$2	$1	$(12)	$(9)	$12	$–	$(4)	$8
Provision for credit losses
Model changes	–	–	–	–	(4)	–	–	(4)
Transfers to stage 1	1	(1)	–	–	1	(1)	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	8	–	–	8
Sales and maturities	(1)	–	–	(1)	(10)	(1)	–	(11)
Changes in risk, parameters and exposures	(2)	1	(10)	(11)	(4)	3	(9)	(10)
Exchange rate and other	–	–	(1)	(1)	(1)	–	1	–
Balance at end of period	$3	$1	$(23)	$(19)	$2	$1	$(12)	$(9)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the Consolidated Balance Sheets as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.

Allowance for credit losses – securities at amortized cost

	For the year ended
	October 31, 2022				October 31, 2021
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$5	$18	$–	$23	$10	$19	$–	$29
Provision for credit losses
Model changes	–	–	–	–	(4)	–	–	(4)
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	11	–	–	11	9	–	–	9
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(7)	(6)	–	(13)	(9)	1	–	(8)
Exchange rate and other	–	2	–	2	–	(2)	–	(2)
Balance at end of period	$8	$14	$–	$22	$5	$18	$–	$23

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2022				October 31, 2021
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$91,177	$56	$–	$91,233	$77,147	$82	$–	$77,229
Non-investment grade	680	–	–	680	423	–	–	423
Impaired	–	–	150	150	–	–	150	150
	91,857	56	150	92,063	77,570	82	150	77,802
Items not subject to impairment (2)				828				533
				$92,891				$78,335
Securities at amortized cost
Investment grade	$76,035	$–	$–	$76,035	$66,033	$–	$–	$66,033
Non-investment grade	898	216	–	1,114	928	211	–	1,139
Impaired	–	–	–	–	–	–	–	–
	76,933	216	–	77,149	66,961	211	–	67,172
Allowance for credit losses	8	14	–	22	5	18	–	23
Amortized cost	$76,925	$202	$–	$77,127	$66,956	$193	$–	$67,149

(1)	Reflects $150 million of purchased credit impaired securities (October 31, 2021 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.